Stockholders’ Equity (Details) - USD ($)						12 Months Ended
	Dec. 31, 2025	Dec. 30, 2024	Aug. 31, 2024	Jun. 30, 2023	Jan. 03, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2023	Nov. 12, 2020	Jun. 16, 2020
Stockholders’ Equity [Line Items]
Preferred shares authorized	2,500,000,000					2,500,000,000	2,500,000,000
Preferred shares, par value (in Dollars per share)	$ 0.0001					$ 0.0001	$ 0.0001
Ordinary shares, authorized share capital (in Dollars)	$ 20,000,000					$ 20,000,000
Preferred shares issued	2,500,000,000					2,500,000,000
Conversion rights description							Each Class A ordinary share was initially entitled to one vote, and is not convertible into Class B ordinary share under any circumstance; and each Class B ordinary share is initially entitled to ten votes, and is convertible into one Class A ordinary share at any time by the holder thereof, subject to adjustments for any subdivision or combination. On February 16, 2022, January 13, 2023 and December 23, 2024, the Company held the annual General Meetings of Shareholders that approved the increase by the number of votes attached to Class B Ordinary Shares from ten (10) votes per Class B Ordinary Share to twenty five (25) votes per Class B Ordinary Share, from twenty five (25) votes per Class B Ordinary Share to one hundred (100) votes per Class B Ordinary Share, and from one hundred (100) votes per Class B Ordinary Share to ten thousand (10,000) votes per Class B Ordinary Share, respectively.
Preferred shares outstanding
Strategic cooperation agreement						On January 6, 2021, the Company entered into a binding strategic cooperation framework agreement (the “Strategic Cooperation Agreement”) with Mr. Yao Yongjie (“Mr. Yao”) and engaged Mr. Yao as the chief technical adviser to provide technical advice and consultancy service in blockchain industry. The Company grants to Mr. Yao options (the “Call Options”) to subscribe for 6 million Class A ordinary shares at a price fixed at US$2 per Class A ordinary share. Within 24 months of the signing of the Strategic Cooperation Agreement, Mr. Yao may exercise the right to subscribe for such shares by tranches if the following conditions are met: (i)if the closing price of the shares in the Company exceeds US$97,500 (US$ 3.00 before ratio changes) per ADS for 3 consecutive trading days, Mr. Yao may exercise 2 million call options; (ii)if the closing price of the shares in the Company exceeds US$162,500 (US$ 5.00 before ratio changes) per ADS for 3 consecutive trading days, Mr. Yao may exercise 2 million call options; (iii)if the closing price of the shares in the Company exceeds US$243,750 (US$ 7.50 before ratio changes) per ADS for 3 consecutive trading days, Mr. Yao may exercise 2 million call options.
Stock price (in Dollars per share)	$ 63,050					$ 63,050
Volatility rate						51.69%
Risk free rate						0.21%
Dividend yield						0.00%
Recognized in expenses (in Dollars)							$ 763,000		$ 382,000
Tranche One [Member]
Stockholders’ Equity [Line Items]
Fair value of call options (in Dollars per share)	0.47					$ 0.47
Tranche Two [Member]
Stockholders’ Equity [Line Items]
Fair value of call options (in Dollars per share)	0.33					0.33
Tranche Three [Member]
Stockholders’ Equity [Line Items]
Fair value of call options (in Dollars per share)	$ 0.16					$ 0.16
Call Option [Member]
Stockholders’ Equity [Line Items]
Aggregate fair value (in Dollars)						$ 1,909,000
Ordinary shares issued					4,000,000
Aggregate proceeds (in Dollars)								$ 4,000,000
Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized	450,000,000					450,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001					$ 0.0001
Ordinary shares, shares outstanding											17,399,176
Additional shares issued										121,473
Binomial Option Pricing Model [Member]
Stockholders’ Equity [Line Items]
Expected term						2 years
Class A Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized	192,497,500,000,000					192,497,500,000,000	40,000,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.00008					$ 0.00008	$ 0.0001
Ordinary shares, shares outstanding	150,847,024,115					150,847,024,115	1,777,596,090
Including ordinary shares outstanding											7,647,962
Additional shares issued										29,591
Aggregate ordinary shares	120,317,410,525	496,358,691
Ordinary shares, shares issued	150,847,024,115					150,847,024,115	1,777,596,090
Ordinary shares issued			1,828,532,500			566,280,000		2,000,000
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares dividend						300,000,000
Class B Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized	7,500,000,000,000					7,500,000,000,000	7,500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001					$ 0.0001	$ 0.0001
Ordinary shares, shares outstanding	811,544,015					811,544,015	65,387,845
Including ordinary shares outstanding											9,751,214
Additional shares issued										91,882
Forfeited shares								3,876,481
Ordinary shares, shares issued	811,544,015					811,544,015	65,387,845
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares dividend						150,000,000
Class B Ordinary Shares [Member] | Business combination [Member]
Stockholders’ Equity [Line Items]
Aggregate ordinary shares				1,933,740
Class A Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Preferred shares authorized	50,000,000					50,000,000
Series A Preferred Shares [Member]
Stockholders’ Equity [Line Items]
Preferred shares issued
Preferred shares outstanding
2023 Annual Meeting [Member]
Stockholders’ Equity [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001					$ 0.0001
Ordinary shares dividend						500,000,000
Preferred shares authorized	2,500,000,000					2,500,000,000
Preferred shares, par value (in Dollars per share)	$ 0.0001					$ 0.0001
Ordinary shares, authorized share capital (in Dollars)	$ 50,000					$ 50,000
Preferred shares issued	50,000,000					50,000,000
Preferred shares authorized share capital (in Dollars)	$ 5,000,000					$ 5,000,000
Preferred shares dividend						50,000,000,000
2023 Annual Meeting [Member] | Class A Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized	190,000,000,000					190,000,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001					$ 0.0001
Ordinary shares dividend						300,000,000
2023 Annual Meeting [Member] | Class B Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized	7,500,000,000					7,500,000,000
Ordinary shares dividend						150,000,000
2023 Annual Meeting [Member] | Class A Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized	40,000,000,000					40,000,000,000
2025 EGM [Member] | Class B Ordinary Shares [Member]
Stockholders’ Equity [Line Items]
Ordinary shares authorized	7,500,000,000					7,500,000,000
Annual Meeting 2025 [Member]
Stockholders’ Equity [Line Items]
Ordinary shares dividend						200,000,000,000,000
Ordinary shares, authorized share capital (in Dollars)	$ 20,000,000,000					$ 20,000,000,000